Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Apr. 15, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	OverNear, Inc.
Entity Central Index Key	0001500904
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		54,933,208

Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash	$ 150,159	$ 181,995
Prepaid expenses	14,387	51,975
Total Current Assets	164,546	233,970
Furniture and equipment, net	20,238	11,993
Software development in progress	499,089	133,068
Other assets	53,510	3,145
TOTAL ASSETS	737,383	382,176
Current Liabilities
Accounts payable	342,154	265,398
Accrued expenses	79,672	138,359
Current portion of legal settlement payable	75,000	75,000
Total Current Liabilities	496,826	478,757
Long-term portion of legal settlement payable	75,000	150,000
Total Liabilities	571,826	628,757
Commitments
Stockholders' Equity (Deficit)
Common stock, $0.001 par value; 150,000,000 shares authorized; 53,733,208 and 46,619,962 shares issued and outstanding at December 31, 2012 and 2011, respectively	53,733	46,620
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 3,210,000 and none Series A convertible preferred shares issued and outstanding at December 31, 2012 and 2011, respectively	3,210
Paid-in capital	4,166,548	1,847,339
Series A convertible preferred stock subscriptions receivable	(152,500)
Accumulated deficit	(3,905,434)	(2,140,540)
Total Stockholders' Equity (Deficit)	165,557	(246,581)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 737,383	$ 382,176

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	53,733,208	46,619,962
Common stock, shares outstanding	53,733,208	46,619,962
Series A convertible preferred stock subscriptions receivable
Preferred stock, shares authorized	18,000,000
Preferred stock, shares issued	120,000
Preferred Stock, Shares Outstanding	3,210,000

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statements Of Operations [Abstract]
Sales
Cost of Sales
Gross Profit
Selling, General and Administrative Expenses	1,773,099	1,362,450
Impairment of production costs, prepaid royalties and inventory		110,992
Operating Loss	(1,773,099)	(1,473,442)
Other Income (Expense)
Interest	(1,842)	(8,454)
Gain on Forgiveness of Debt	10,847	237,895
Total Other Income (Expense)	9,005	229,441
Loss before Income Taxes	(1,764,094)	(1,244,001)
Provision for Income Taxes	800	800
Net Loss	$ (1,764,894)	$ (1,244,801)
Loss Per Share-Basic and Diluted	$ (0.03)	$ (0.03)
Weighted Average Number of Shares	51,660,735	36,278,475

Statement of Stockholders' Deficit (USD $)	Total	Preferred Stock	Common Stock	Paid-In Capital	Series A Convertible Preferred Stock Subscription Receivable	Accumulated Deficit
Beginning Balance at Dec. 31, 2010	$ (654,874)		$ 21,259	$ 219,606		$ (895,739)
Beginning Balance, Shares at Dec. 31, 2010			21,258,896
Private placement of common stock	794,475		10,100	784,375
Private placement of common stock, Shares			10,100,000
Fair value of warrants issued in connection with private placement	176,525			176,525
Fair value of warrants issued for services	24,923			24,923
Issuance of common stock in lieu of officer compensation	100,000		4,000	96,000
Issuance of common stock in lieu of officer compensation, Shares			4,000,000
Issuance of common stock for professional services	108,344		2,439	105,905
Issuance of common stock for professional services, Shares			2,438,747
Issuance of common stock in lieu of officers deferred compensation	185,425		7,417	178,008
Issuance of common stock in lieu of officers deferred compensation, Shares			7,416,987
Issuance of common stock in payment of settlement of accounts payable	53,402		1,405	51,997
Issuance of common stock in payment of settlement of accounts payable, Shares			1,405,332
Stock based compensation	210,000			210,000
Net Loss for the nine months ended	(1,244,801)					(1,244,801)
Balance at Dec. 31, 2011	(246,581)		46,620	1,847,339		(2,140,540)
Balance, Shares at Dec. 31, 2011			46,619,962
Private placement of common stock	861,102		5,588	855,514
Private placement of common stock, Shares			5,588,000
Fair value of warrants issued in connection with private placement of common stock	160,898			160,898
Private placement of Series A convertible preferred stock	657,835	3,210		654,625
Private placement of series A convertible preferred stock, Shares		3,210,000
Fair value of warrants issued in connection with private placement of Series A convertible preferred stock	135,141			135,141
Fair value of warrants issued to placement agent in connection with private placement of Series A convertible preferred stock	9,524			9,524
Subscriptions receivable Series A convertible preferred stock	(152,500)				(152,500)
Offering cost - Series A convertible preferred stock	(82,100)			(82,100)
Issuance of common stock for consulting services			1,485	313,325
Issuance of common stock for consulting services, Shares			1,485,246
Fair value of warrants issued in connection with consulting services	5,825			5,825
Fair value of warrants issued in connection with software development agreement	2,272			2,272
Issuance of common stock in payment of settlement of accounts payable	4,000		40	3,960
Issuance of common stock in payment of settlement of accounts payable, Shares			40,000
Stock based compensation	260,225			260,225
Net Loss for the nine months ended	(1,764,894)					(1,764,894)
Balance at Dec. 31, 2012	$ 165,557	$ 3,210	$ 53,733	$ 4,166,548	$ (152,500)	$ (3,905,434)
Balance, Shares at Dec. 31, 2012		3,210,000	53,733,208

Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flow from Operating Activities:
Net loss	$ (1,764,894)	$ (1,244,801)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	6,274	4,377
Amortization of production costs		123,817
Issuance of common stock for consulting services	314,810	68,969
Issuance of stock warrants for consulting services	5,825
Issuance of stock in lieu of officer compensation		100,000
Stock based compensation	260,225	210,000
Gain on forgiveness of debt	(10,847)	(237,895)
Impairment of production costs, prepaid royalties and inventory		110,992
(Increase) Decrease in operating assets:
Prepaid expenses	37,587	(12,600)
Deposit	(2,107)	(1,650)
Increase (Decrease) in operating liabilities:
Legal settlement payable	(75,000)	(50,000)
Accounts payable	87,603	(16,519)
Accrued expenses	(58,687)	287,863
Net Cash used in Operating Activities	(1,199,211)	(657,447)
Cash Flows from Investing Activities:
Due to stockholder		(125)
Purchase of furniture and equipment	(14,519)	(3,487)
Software development in progress	(363,749)	(108,145)
Acquisition of patents and trademark	(44,257)	(1,300)
Net Cash Used in Investing Activities	(422,525)	(113,057)
Cash Flow from Financing Activities:
Proceeds from notes payable, unrelated parties		(8,802)
Repayments of notes payable, stockholder		(10,099)
Proceeds from private placement of common stock	1,022,000	971,000
Proceeds from private placement of Series A convertible preferred stock, net of offering costs	567,900
Net Cash Provided by Financing Activities	1,589,900	952,099
Net (Decrease) Increase in Cash	(31,836)	181,595
Cash Balance at Beginning of Year	181,995	400
Cash Balance at End of Year	150,159	181,995
Supplemental Disclosures:
Interest Paid	1,842	9,335
Taxes Paid	1,600
Non cash activities
Issuance of common stock in payment of settlement of accounts payable (in shares)	40,000	1,405,332
Issuance of common stock in payment of settlement of accounts payable	4,000	53,402
Warrants issued for software development (shares)	125,000	276,000
Warrants issued for software development	2,272	24,923
Issuance of common stock in lieu of settlement of deferred compensation (in shares)		7,416,987
Issuance of common stock in lieu of settlement of deferred compensation		185,425
Issuance of common stock in payment for consulting services (in shares)		1,050,000
Issuance of common stock in payment for consulting services		$ 52,500

Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature Of Operations [Abstract]
NATURE OF OPERATIONS
NOTE 1 – NATURE OF OPERATIONS

OverNear, Inc. (“the Company”) was incorporated on July 22, 2010 in the State of Nevada as Awesome Living, Inc. On June 20, 2011, the name of the corporation was changed to be OverNear, Inc. The Company’s headquarters are located in Beverly Hills, California.

The Company was in the process of developing a location-based social networking and mobile advertising platform which was released for use by the general public in January 2013.

The Company’s predecessor business developed and marketed a proprietary branded fitness DVD series that targets individuals who seek to enrich their physical, spiritual, and mental wellness. Through infomercials and other marketing initiatives, the predecessor launched its products. The Company plans to monetize the fitness DVD series assets by either selling or licensing the intellectual property and associated products. However, the Company is not certain about achieving success in this line of business.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that directly affect the results of reported assets, liabilities, revenue, and expenses. Actual results could differ from these estimates.

Revenue Recognition: The Company generally recognizes product revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable. There was no revenue during each of the years ended December 31, 2012 and 2011.

Furniture and Equipment: Furniture and equipment are stated at cost. Depreciation is computed on the straight-line method based on the estimated useful lives of the assets, generally 5 to 7 years. Maintenance and repairs are charged to expense as incurred; major renewals and betterments that extend the useful lives of property and equipment are capitalized. When property and equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is recognized.

Software Development Costs: Research and development costs are charged to expense as incurred. However, the costs incurred for the development of computer software that will be sold, leased, or otherwise marketed are capitalized when technological feasibility has been established. These capitalized costs are subject to an ongoing assessment of recoverability based on anticipated future revenues and changes in hardware and software technologies. Amortization of capitalized software development costs begins when the product is available for general release to customers. Amortization is computed as the ratio of current gross revenues for a product to the total of current and anticipated future gross revenues for the product. As of December 31, 2012 and 2011, the Company had capitalized software development costs of $499,089 and $133,068, respectively, for the development of a location-based social networking and mobile advertising platform. Since the capitalized software was not yet available for general release to customers, no amortization of product development costs were incurred for each of the years ended December 31, 2012 and 2011. During January 2013, the Company released the software for use by the general public.

Impairment of long-lived assets : The long-lived assets held and used by the Company are reviewed for impairment no less frequently than annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In the event that facts and circumstances indicate that the cost of any long-lived assets may be impaired, an evaluation of recoverability is performed. Management has determined that there was no impairment in the value of long-lived assets during the years ended December 31, 2012 and 2011.

Patents and trademark: Patents and trademarks are recorded at cost. Amortization is computed using the straight-line method over the estimated useful lives of the assets once they are awarded. Patents have not yet been awarded.

Fair value of financial instruments : All financial instruments are carried at amounts that approximate estimated fair value.

Income Taxes: The Company applies Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes” (“FASB ASC 740”).  Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial statement reported amounts at each period end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax expense for the period, if any, and the change during the period in deferred tax assets and liabilities. At December 31, 2012 and 2011, the Company has established a full reserve against all deferred tax assets.

FASB ASC 740 also provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax positions.  A tax benefit from an uncertain position is recognized only if it is “more likely than not” that the position is sustainable upon examination by the relevant taxing authority based on its technical merit.

Net Loss Per Share : The Company applies FASB ASC 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing earnings (loss) available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include additional common shares available upon exercise of stock options and warrants using the treasury stock method, except for periods for which no common share equivalents are included because their effect would be anti-dilutive.

Stock Based Compensation:  The Company applies FASB ASC 718, “Stock Compensation,” when recording stock based compensation. The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option valuation model. Generally, all options granted expire ten years from the date of grant. Compensation expense in the amount of $260,225 and $210,000 related to stock option grants were recognized for each of the years ended December 31, 2012 and 2011, respectively.

The Company accounts for stock issued to non-employees in accordance with the provisions of FASB ASC 505-50 “Equity Based Payments to Non-Employees.” FASB ASC 505-50 states that equity instruments that are issued in exchange for the receipt of goods or services should be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date occurs as of the earlier of (a) the date at which a performance commitment is reached or (b) absent a performance commitment, the date at which the performance necessary to earn the equity instruments is complete (that is, the vesting date).

New Accounting Pronouncements: Management does not believe that any recently issued, but not yet effective, accounting standards, if adopted, will have a material effect on the financial statements.

Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern [Abstract]
GOING CONCERN
NOTE 3 – GOING CONCERN

The Company's financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. In the near term, the Company expects operating costs to continue to exceed funds generated from operations. As a result, the Company expects to continue to incur operating losses, and the operations in the near future are expected to continue to use working capital.

Management of the Company is actively seeking financing to continue the development of its location-based mobile platform and market its product and service. The ability of the Company to continue as a going concern is dependent on its ability to meet its financing arrangements and the success of its future operations. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The report from the Company’s independent registered public accounting firm states that there is substantial doubt about the Company’s ability to continue as a going concern.

Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Prepaid Expenses [Abstract]
PREPAID EXPENSES
NOTE 4 – PREPAID EXPENSES

Prepaid expenses consisted of the following:

	December 31,
	2012	2011

Consulting and Professional Fees	$14,387	$45,375
Rent and Other	-	6,600

Total Prepaid Expenses	$14,387	$51,975

Furniture and Equipment	12 Months Ended
Dec. 31, 2012
Furniture and Equipment [Abstract]
FURNITURE AND EQUIPMENT
NOTE 5 – FURNITURE AND EQUIPMENT

Furniture and Equipment consisted of the following:

	December 31,
	2012	2011

Furniture and Equipment	$32,479	$17,960
Accumulated Depreciation	(12,241)	(5,967)

Furniture and Equipment, net	$20,238	$11,993

Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 6 – ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31,
	2012	2011

Accrued Salaries and related expenses	$47,519	$125,801
Accrued Income Tax	1,600	2,400
Accrued Professional Fees	30,553	10,158
Total Accrued Liabilities	$79,672	$138,359

Settlement Payable	12 Months Ended
Dec. 31, 2012
Settlement Payable [Abstract]
SETTLEMENT PAYABLE
NOTE 7 – SETTLEMENT PAYABLE

In November 2011, the Company settled a legal dispute for the total amount of $275,000, of which $50,000 was paid on December 15, 2011 with the remainder payable in monthly installments of $6,250 through December 7, 2014.

Total settlement payable, as of December 31, 2012	$150,000

Current portion of settlement payable	75,000

Settlement payable, net of current portion	$75,000

The following schedule represents maturities of the settlement payable for the years ending December 31,

2013	$75,000
2014	75,000

$150,000

Provision for Income Taxes	12 Months Ended
Dec. 31, 2012
Provision For Income Taxes [Abstract]
PROVISION FOR INCOME TAXES
NOTE 8 – PROVISION FOR INCOME TAXES

Income taxes (benefit) consisted of the following:

	Year Ended December 31,
	2012	2011
Current:
Federal	$-	$-
State	800	800
Deferred:
Federal	(477,000)	(221,000)
State	(136,000)	(94,000)

	(613,000)	(315,000)
Valuation allowance	613,000	315,000

	-	-

	$800	$800

Income taxes are disproportionate to income due to net operating loss carryforwards, which are fully reserved. As of the balance sheet date, the Company has federal and state net operating loss carryforwards of approximately $3,500,000 each, which will begin to expire in 2032 and 2022, respectively.  The tax benefit of such net operating losses is recorded as an asset to the extent management assesses the utilization of such net operating losses to be more likely than not.  Based upon the Company’s short term historical operating performance, the Company has established a valuation allowance for any income tax benefit recorded for its net operating loss carryforwards.

The following is a summary of the significant components of the Company’s net deferred income tax assets and liabilities as of December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Current deferred income tax assets:
Accrued officers salaries	$8,000	$48,000
Other	11,000	8,000
Less valuation allowance	(19,000)	(56,000)

Net current deferred tax assets	$-	$-

Non-current deferred income tax assets and liabilities:
Net operating loss carryforwards	$1,398,000	$628,000
Stock based compensation	20,000	-
Other	7,000	-
Accumulated depreciation of furniture and equipment	(201,000)	(54,000)
Less valuation allowance	(1,224,000)	(574,000)

Net non-current deferred tax assets	$-	$-

The Company has applied the provision of FASB ASC 740, “Income Tax” which clarifies the accounting for uncertainty in tax positions. FASB ASC 740 requires the recognition of the impact of a tax position in the financial statements if that position is more likely than not of being sustained on a tax return upon examination by the relevant taxing authority, based on the technical merits of the position.  At December 31, 2012 and 2011, the Company had no unrecognized tax benefits.

The Company recognizes interest and penalties related to income tax matters in interest expense and operating expenses, respectively. As of December 31, 2012 and 2011, the Company has no accrued interest and penalties related to uncertain tax positions.

The Company is subject to tax in the United States (“U.S.”) and files tax returns in the U.S. Federal jurisdiction and California state jurisdiction.  The Company currently is not under examination by any tax authority.

The reconciliation between the statutory income tax rate and the effective tax rate is as follows:

Statutory federal income tax rate	(34.0)%
States taxes	(5.8)
Stock based compensation	4.7
Other	0.4
Valuation reserve for income taxes	34.7
-%

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY
NOTE 9 – STOCKHOLDERS’ EQUITY

Common Stock

During the year ended December 31, 2012, stockholders’ equity consisted of the following transactions: (1) the issuance to an investor in a private placement, in consideration of $250,000, of an aggregate 2,500,000 shares of the Company’s common stock in conjunction with the sale of units consisting of common stock and warrants which had a value of $0.10 per unit, (2) the issuance to investors in a private placement, in consideration of $772,000, of an aggregate 3,088,000 shares of the Company’s common stock in conjunction with the sale of units consisting of common stock and warrants which had a value of $0.25 per unit, (3) the issuance of warrants to purchase 5,588,000 shares of the Company’s common stock in connection with the private placement, the fair value of which was determined to be $160,898, (4) the issuance of an aggregate 1,485,246 shares of the Company’s common stock with a value of $314,810 for consulting services, (5) the issuance of 40,000 shares of the Company’s common stock with a value of $4,000 in payment of settlement of accounts payable, (6) the issuance of 700,000 warrants with a value of $5,825 for consulting services for the year ended December 31, 2012, (7) the issuance of 125,000 warrants with a value of $2,272 for software development during the year ended December 31, 2012.

Preferred Stock

The Company is authorized to issue 50,000,000 shares of preferred stock with a par value of $0.001 per share. The preferred stock may be issued in one or more series and the first series consisted of 18,000,000 shares and is designated as series A convertible preferred stock (“Series A Preferred Stock”). There were no other designated series of preferred stock as of December 31, 2012.

The holders of Series A Preferred Stock are entitled to receive, if, when and as declared by the Board, dividends at an annual rate of 8% of the original purchase price of Series A Preferred Stock. No dividends were declared for the year ended December 31, 2012.

In the event of any liquidation, dissolution or winding up of the Company, voluntary or involuntary, the holders of the Series A Preferred Stock are entitled to receive the amount of $0.50 per share.

Each share of Series A Preferred Stock is convertible at the option of the holder at any time after the date of issuance into equal number of shares of common stock.

Each share of Series A Preferred Stock issued and outstanding is entitled to the number of votes equal to the number of shares of common stock into which such share of Series A Preferred Stock could be converted.

During the year ended December 31, 2012, the Company issued 26.75 units of Series A Preferred Stock at $30,000 per unit. Each unit consists of (1) 120,000 shares of Series A Preferred Stock, and (2) warrants to purchase 120,000 shares of Company’s common stock at an exercise price of $0.50 with immediate vesting and 5 years to exercise.  Total consideration from issuance of units amounted to $802,500, of which $152,500 was receivable at December 31, 2012 and is presented as an offset to equity in the accompanying balance sheet. The Company issued warrants to purchase 3,210,000 shares of the Company’s common stock in conjunction with the sale of units and the fair value of the warrants was determined to be $135,141.

In connection with the sale of units, the Company issued warrants to its placement agent to purchase 156,000 shares of Company’s common stock. The fair value of warrants was determined to be $9,524.

In connection with the sale of units, the company incurred offering cost of $82,100.

Net Loss Per Share	12 Months Ended
Dec. 31, 2012
Net Loss Per Share [Abstract]
NET LOSS PER SHARE
NOTE 10 – NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	December 31,
	2012	2011

Numerator:
Net Loss	$(1,764,894)	$(1,244,801)
Denominator:
Weighted Average of Common Shares	51,660,735	36,278,475

Basic and Diluted Net Loss per Share	$(0.03)	$(0.03)

There were no dilutive securities as of December 31, 2012 and 2011.

There were 36,705,000 and 24,826,000 warrants and stock options that were excluded from the calculation of diluted net loss per share for the year ended December 31, 2012 and 2011, because they were anti-dilutive.

2010 Stock Option Plan	12 Months Ended
Dec. 31, 2012
Stock Option Plan [Abstract]
2010 STOCK OPTION PLAN
NOTE 11 – 2010 STOCK OPTION PLAN

During 2010, the Board of Directors approved and adopted the 2010 Stock Option, Deferred Stock and Restricted Stock Plan (the “Plan”) to provide for the issuance of non-qualified and/or incentive stock options to employees, officers, directors and consultants and other service providers. The Plan was subsequently amended on various dates. Generally, all options granted expire five to ten years from the date of grant. It is the policy of the Company to issue new shares for stock options exercised, rather than issue treasury shares. Options generally vest over ten years. Effective July 1, 2012, the total number of shares of common stock reserved for issuance was reduced to 15,000,000 shares, subject to annual increases of up to an amount equal to 15% of the outstanding fully-diluted shares of common stock of the Company and any such increase can not be made until the fully-diluted shares of common stock outstanding exceeds 100,000,000 shares.

On November 29, 2012, the Company entered into a consulting agreement and in consideration of the consulting services, the Company agreed to grant the consultant a non-qualified option to purchase 2,100,000 shares of the Company’s common stock at the exercise price of $0.10 per share. The option shall become exercisable at the rate of 300,000 shares upon execution of the agreement and 150,000 shares every three months, commencing on the date of the agreement. The options were valued at $301,350 using the Black-Scholes option pricing model. Amount of $50,225 relating to these options was expensed during the year ended December 31, 2012.

The assumptions used in the Black-Scholes model are as follows:

For the year ended
December 31, 2012

Risk-free interest rate	0.42%
Expected dividend yield	0%
Expected lives	3.5 years
Expected volatility	70%

A summary of the status of stock options issued by the Company as of December 31, 2012 is presented in the following table:

	For the year ended 2012		For the year ended 2011
	Number of	Average	Number of	Average
	Shares	Price	Shares	Price
Outstanding at the beginning of year	15,000,000	$0.025	-	N/A
Granted	2,100,000	$0.1	15,000,000	$0.025
Exercised/Expired/Cancelled	-	N/A	-	N/A
Outstanding at the end of period	17,100,000	$0.034	15,000,000	$0.025

Exercisable at the end of period	7,800,000	$0.028	1,500,000	$0.025

The following table sets forth additional information about stock options outstanding at December 31, 2012:

Weighted
		Average	Weighted
Range of		Remaining	Average
Exercise	Options	Contractual	Exercise	Options
Prices	Outstanding	Life	Price	Exercisable
$0.025 - 0.1	17,100,000	7.32	$0.034	7,800,000

As of December 31, 2012, there was $776,125 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted average period of 2.55 years.

Stock Warrants	12 Months Ended
Dec. 31, 2012
Stock Warrants [Abstract]
STOCK WARRANTS
NOTE 12 – STOCK WARRANTS

During the year ended December 31, 2012, (1) the Company issued stock purchase warrants to investors in private placements for the right to purchase 2,500,000, 3,210,000 and 3,088,000 shares of the Company’s common stock at $0.25, $0.50 and $0.75 per share, respectively. The warrants vest immediately and have a term of five years from the date the warrants were issued. The warrants were valued at $46,000, $135,141 and $114,898, respectively using the Black-Scholes option pricing model.

On March 20, 2012, the Company entered into a consulting agreement pursuant to which a warrant to purchase 200,000 shares of the Company’s common stock at $0.25 per share were issued. The warrant has a cashless exercise feature and vest as follows: (a) 25,000 shares after six months after the date of the agreement, (b) 100,000 shares after twelve months after the date of the agreement, and (c) 75,000 shares eighteen months after the date of the agreement. The warrants were valued at $18,840 using the Black-Scholes option pricing model. Amount of $2,878 relating to these warrants was expensed during the year ended December 31, 2012.

On November 1, 2012, the Company entered into a consulting agreement pursuant to which a warrant to purchase 500,000 shares of the Company’s common stock at $0.25 per share were issued. The warrant has a cashless exercise feature and vests as follows: (a) 50,000 shares three months after the date of the agreement, (b) 50,000 shares six months after the date of the agreement, (c) 100,000 shares nine months after the date of the agreement, and (d) 300,000 shares twelve months after the date of the agreement. The warrants were valued at $44,200 using the Black-Scholes option pricing model.  The amount of $2,947 relating to these warrants was expensed during the year ended December 31, 2012.

On August 6, 2012, the Company entered into a placement agency agreement and agreed to issue warrants to the placement agent at each closing of the offering. During the year ended December 31, 2012, the Company issued stock purchase warrants to the placement agency for the right to purchase 156,000 shares of the Company’s common stock at exercise prices ranging from $0.25 to $0.50. The warrants vest immediately and have a term of five years from the date the warrants were issued. The warrants were valued at $9,524 using the Black-Scholes option pricing model.

On October 15, 2012, the Company entered into a software development agreement pursuant to which a warrant to purchase 125,000 shares of Company’s common stock at $0.30 issued.  The warrant has a cashless exercise feature and vests as follows: (a) 70,000 shares six months after the date of the agreement, and (b) 55,000 shares twelve months after the date of the agreement. The warrants were valued at $9,738 using the Black-Scholes option pricing model, of this amount $2,272 has become capitalized as software development cost during the year ended December 31, 2012.

The assumptions used in the Black-Scholes option pricing model are as follows:

For the year ended
December 31, 2012

Risk-free interest rate	0.27 - 0.73%
Expected dividend yield	0%
Expected lives	2.5 - 3.35 years
Expected volatility	70%

Warrants to purchase 19,605,000 shares of the Company’s common stock with exercise prices ranging from $0.10 to $0.75 were outstanding as of December 31, 2012.

Employment Agreements	12 Months Ended
Dec. 31, 2012
Employment Agreements [Abstract]
EMPLOYMENT AGREEMENTS
NOTE 13 – EMPLOYMENT AGREEMENTS

On August 3, 2010, the Company entered into a 5-year (“Term”) agreement with Bill Glaser for his services as Chief Executive Officer.  The agreement was amended on March 15, 2011 to change his title from Chief Executive Officer to President.  Per the amendment to the agreement dated August 8, 2010, Mr. Glaser is compensated with an annual salary of $180,000. Mr. Glaser’s annual salary will increase to $250,000 in the event that either (i) OverNear raises an aggregate $5,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $5,000,000 in cumulative gross revenues. The annual salary will increase to $360,000 in the event that either (i) OverNear raises an aggregate $10,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $10,000,000 in cumulative gross revenues. Mr. Glaser will receive a bonus of 5% of OverNear’s adjusted earnings before interest, taxes, depreciation, and amortization (EBITDA). His agreement also provides for options to purchase 5,000,000 shares of common stock under the 2010 Stock Option, Deferred Stock and Restricted Stock Plan (the “Plan”) at an exercise price of $0.025 per share, of which 2,500,000 shares became exercisable on December 31, 2012 and the remainder of which will become exercisable on the following schedule: 500,000 shares at the end of each subsequent six (6) month period. The options expire 10 years after grant.

In the event of a change of control of OverNear prior to the one (1) month anniversary of Mr. Glaser’s termination, Mr. Glaser will be due the greater of (i) the remainder of his annual salary during the Term or (ii) $250,000. All unvested stock options will become vested, and any unexercised stock options will be paid out as cash in the amount equal to the difference between the consideration paid to OverNear on a per share basis less the exercise price of the stock option, the value of which is multiplied to the number of options held by Mr. Glaser.

In the event of Mr. Glaser’s termination without cause by OverNear, Mr. Glaser will be paid the lesser of (i) the remainder of his annual salary during the Term or (ii) one (1) year’s salary, and all stock options held by Mr. Glaser under the Plan will immediately vest in full and remain outstanding and exercisable until ten (10) years from the grant date.

On September 13, 2010, the Company entered into a 5-year (“Term”) agreement with Fred E. Tannous for his services as Chief Financial Officer. The agreement was amended on March 15, 2011 to add the additional title of Chief Executive Officer.  Per the amendment to the agreement dated August 8, 2010, Mr. Tannous is compensated with an annual salary of $180,000. Mr. Tannous’ annual salary will increase to $250,000 in the event that either (i) OverNear raises an aggregate $5,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $5,000,000 in cumulative gross revenues. The annual salary will increase to $360,000 in the event that either (i) OverNear raises an aggregate $10,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $10,000,000 in cumulative gross revenues.

As a signing bonus, Mr. Fred Tannous was issued shares of OverNear’s common stock valued at $50,000. Mr. Fred Tannous will also receive a bonus of 5% of OverNear’s adjusted earnings before interest, taxes, depreciation, and amortization (EBITDA). His agreement also provides for options to purchase 10,000,000 shares of common stock under the 2010 Stock Option, Deferred Stock and Restricted Stock Plan (the “Plan”) at an exercise price of $0.025 per share, of which 1,000,000 shares became exercisable on December 31, 2010 and the remainder of which will become exercisable on the following schedule: 1,000,000 shares at the end of each subsequent six (6) month period. The options expire 10 years after grant.

In the event of a change of control of OverNear prior to the one (1) month anniversary of Mr. Tannous’ termination, Mr. Tannous will be due the greater of (i) the remainder of his annual salary during the Term or (ii) $250,000. All unvested stock options will become vested, and any unexercised stock options will be paid out as cash in the amount equal to the difference between the consideration paid to OverNear on a per share basis less the exercise price of the stock option, the value of which is multiplied to the number of options held by Mr. Tannous.

In the event of Mr. Tannous’ termination without cause by OverNear, Mr. Tannous will be paid the lesser of (i) the remainder of his annual salary during the Term or (ii) one (1) year’s salary, and all stock options held by Mr. Tannous under the Plan will immediately vest in full and remain outstanding and exercisable until ten (10) years from the grant date.

The following table summarizes the Company's minimum obligations in the event of no early termination under employment agreements as of December 31:

2013	$360,000
2014	360,000
2015	360,000
2016	75,000

$1,155,000

Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
LEASE COMMITMENTS
NOTE 14 – LEASE COMMITMENTS

The Company leases its office facilities on a month-to-month basis and under a lease agreement from an unrelated party pursuant to the lease agreement expiring on October 31, 2013. The Company’s rent expense for the years ended December 31, 2012, and 2011 was approximately $41,000 and $3,000, respectively.

The Company’s lease obligation under the lease as of December 31, 2012 amount to $19,800.

Gain on Forgiveness of Debt	12 Months Ended
Dec. 31, 2012
Gain On Forgiveness Of Debt [Abstract]
Gain on Forgiveness of Debt
NOTE 15 – GAIN ON FORGIVENESS OF DEBT

During the years ended December 31, 2012 and 2011, the Company entered into arrangements with various professional service providers for amounts less than the liability recorded in accounts payable.  As a result of these transactions, the Company recorded gain on forgiveness of debt of$10,847 and $237,895 for the years ended December 31, 2012 and 2011, respectively.

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event[Abstract]
SUBSEQUENT EVENTS
NOTE 16 – SUBSEQUENT EVENTS

During the first quarter of 2013, the Company commenced a private placement offering of its equity securities for the sale of units consisting of common stock and warrants which have a value of $25,000 per unit for an amount up to $2,500,000.  Each unit consists of (1) 100,000 shares of common stock and, (2) warrants to purchase 100,000 shares of common stock at an exercise price of $0.50 per share with immediate vesting and 5 years to exercise.  As of April 15, 2013, the Company has sold 12 units for proceeds of $300,000.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Use of estimates
Use of Estimates: The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that directly affect the results of reported assets, liabilities, revenue, and expenses. Actual results could differ from these estimates.

Revenue recognition
Revenue Recognition: The Company generally recognizes product revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is probable. There was no revenue during each of the years ended December 31, 2012 and 2011.

Furniture and Equipment
Furniture and Equipment: Furniture and equipment are stated at cost. Depreciation is computed on the straight-line method based on the estimated useful lives of the assets, generally 5 to 7 years. Maintenance and repairs are charged to expense as incurred; major renewals and betterments that extend the useful lives of property and equipment are capitalized. When property and equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is recognized.

Software Development Costs
Software Development Costs: Research and development costs are charged to expense as incurred. However, the costs incurred for the development of computer software that will be sold, leased, or otherwise marketed are capitalized when technological feasibility has been established. These capitalized costs are subject to an ongoing assessment of recoverability based on anticipated future revenues and changes in hardware and software technologies. Amortization of capitalized software development costs begins when the product is available for general release to customers. Amortization is computed as the ratio of current gross revenues for a product to the total of current and anticipated future gross revenues for the product. As of December 31, 2012 and 2011, the Company had capitalized software development costs of $499,089 and $133,068, respectively, for the development of a location-based social networking and mobile advertising platform. Since the capitalized software was not yet available for general release to customers, no amortization of product development costs were incurred for each of the years ended December 31, 2012 and 2011. During January 2013, the Company released the software for use by the general public.

Impairment of long-lived assets
Impairment of long-lived assets : The long-lived assets held and used by the Company are reviewed for impairment no less frequently than annually or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In the event that facts and circumstances indicate that the cost of any long-lived assets may be impaired, an evaluation of recoverability is performed. Management has determined that there was no impairment in the value of long-lived assets during the years ended December 31, 2012 and 2011.

Patents and trademark
Patents and trademark: Patents and trademarks are recorded at cost. Amortization is computed using the straight-line method over the estimated useful lives of the assets once they are awarded. Patents have not yet been awarded.

Fair value of financial instruments	Fair value of financial instruments : All financial instruments are carried at amounts that approximate estimated fair value.
Income Taxes
Income Taxes: The Company applies Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 “Income Taxes” (“FASB ASC 740”).  Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial statement reported amounts at each period end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes represents the tax expense for the period, if any, and the change during the period in deferred tax assets and liabilities. At December 31, 2012 and 2011, the Company has established a full reserve against all deferred tax assets.

FASB ASC 740 also provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax positions.  A tax benefit from an uncertain position is recognized only if it is “more likely than not” that the position is sustainable upon examination by the relevant taxing authority based on its technical merit.

Net Loss Per Share
Net Loss Per Share : The Company applies FASB ASC 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing earnings (loss) available to common stockholders by the weighted-average number of common shares outstanding. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include additional common shares available upon exercise of stock options and warrants using the treasury stock method, except for periods for which no common share equivalents are included because their effect would be anti-dilutive.

Stock Based Compensation
Stock Based Compensation:  The Company applies FASB ASC 718, “Stock Compensation,” when recording stock based compensation. The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option valuation model. Generally, all options granted expire ten years from the date of grant. Compensation expense in the amount of $260,225 and $210,000 related to stock option grants were recognized for each of the years ended December 31, 2012 and 2011, respectively.

The Company accounts for stock issued to non-employees in accordance with the provisions of FASB ASC 505-50 “Equity Based Payments to Non-Employees.” FASB ASC 505-50 states that equity instruments that are issued in exchange for the receipt of goods or services should be measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. The measurement date occurs as of the earlier of (a) the date at which a performance commitment is reached or (b) absent a performance commitment, the date at which the performance necessary to earn the equity instruments is complete (that is, the vesting date).

New Accounting Pronouncements	New Accounting Pronouncements: Management does not believe that any recently issued, but not yet effective, accounting standards, if adopted, will have a material effect on the financial statements.

Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses [Abstract]
Schedule of prepaid expenses
	December 31,
	2012	2011

Consulting and Professional Fees	$14,387	$45,375
Rent and Other	-	6,600

Total Prepaid Expenses	$14,387	$51,975

Furniture and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Furniture and Equipment [Abstract]
Summary of furniture and equipment
	December 31,
	2012	2011

Furniture and Equipment	$32,479	$17,960
Accumulated Depreciation	(12,241)	(5,967)

Furniture and Equipment, net	$20,238	$11,993

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses [Abstract]
Schedule of components of accrued expenses
	December 31,
	2012	2011

Accrued Salaries and related expenses	$47,519	$125,801
Accrued Income Tax	1,600	2,400
Accrued Professional Fees	30,553	10,158
Total Accrued Liabilities	$79,672	$138,359

Settlement Payable (Tables)	12 Months Ended
Dec. 31, 2012
Settlement Payable [Abstract]
Settlement of legal dispute net
Total settlement payable, as of December 31, 2012	$150,000

Current portion of settlement payable	75,000

Settlement payable, net of current portion	$75,000

Summary of maturity of the settlement payable
2013	$75,000
2014	75,000

$150,000

Provision for Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Provision For Income Taxes [Abstract]
Components of income tax expense (benefit)

	Year Ended December 31,
	2012	2011
Current:
Federal	$-	$-
State	800	800
Deferred:
Federal	(477,000)	(221,000)
State	(136,000)	(94,000)

	(613,000)	(315,000)
Valuation allowance	613,000	315,000

	-	-

	$800	$800

Components of net deferred income tax assets and liabilities

	Year Ended December 31,
	2012	2011
Current deferred income tax assets:
Accrued officers salaries	$8,000	$48,000
Other	11,000	8,000
Less valuation allowance	(19,000)	(56,000)

Net current deferred tax assets	$-	$-

Non-current deferred income tax assets and liabilities:
Net operating loss carryforwards	$1,398,000	$628,000
Stock based compensation	20,000	-
Other	7,000	-
Accumulated depreciation of furniture and equipment	(201,000)	(54,000)
Less valuation allowance	(1,224,000)	(574,000)

Net non-current deferred tax assets	$-	$-

Summary of reconciliation between the statutory income tax rate and the effective tax rate
Statutory federal income tax rate	(34.0)%
States taxes	(5.8)
Stock based compensation	4.7
Other	0.4
Valuation reserve for income taxes	34.7
-%

Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Loss Per Share [Abstract]
Computation of basic and diluted net loss per share
	December 31,
	2012	2011

Numerator:
Net Loss	$(1,764,894)	$(1,244,801)
Denominator:
Weighted Average of Common Shares	51,660,735	36,278,475

Basic and Diluted Net Loss per Share	$(0.03)	$(0.03)

2010 Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the status of stock options issued

	For the year ended 2012		For the year ended 2011
	Number of	Average	Number of	Average
	Shares	Price	Shares	Price
Outstanding at the beginning of year	15,000,000	$0.025	-	N/A
Granted	2,100,000	$0.1	15,000,000	$0.025
Exercised/Expired/Cancelled	-	N/A	-	N/A
Outstanding at the end of period	17,100,000	$0.034	15,000,000	$0.025

Exercisable at the end of period	7,800,000	$0.028	1,500,000	$0.025

Stock options outstanding by exercise price range
Weighted
		Average	Weighted
Range of		Remaining	Average
Exercise	Options	Contractual	Exercise	Options
Prices	Outstanding	Life	Price	Exercisable
$0.025 - 0.1	17,100,000	7.32	$0.034	7,800,000

Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in valuation of stock options/warrants
For the year ended
December 31, 2012

Risk-free interest rate	0.42%
Expected dividend yield	0%
Expected lives	3.5 years
Expected volatility	70%

Stock Warrants (Tables) (Warrant [Member])	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in valuation of stock options/warrants
For the year ended
December 31, 2012

Risk-free interest rate	0.27 - 0.73%
Expected dividend yield	0%
Expected lives	2.5 - 3.35 years
Expected volatility	70%

Employment Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Employment Agreements [Abstract]
Summary of the Company's minimum obligations under employment agreements
2013	$360,000
2014	360,000
2015	360,000
2016	75,000

$1,155,000

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual)
Revenue
Software development in progress	499,089	133,068
Impairment of long-lived assets
Stock based compensation	$ 260,225	$ 210,000
Option expiration period	10 years
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of furniture and equipment	5 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful lives of furniture and equipment	7 years

Prepaid Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of prepaid expenses
Consulting and Professional Fees	$ 14,387	$ 45,375
Rent and Other		6,600
Total Prepaid Expenses	$ 14,387	$ 51,975

Furniture and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of furniture and equipment
Furniture and Equipment	$ 32,479	$ 17,960
Accumulated Depreciation	(12,241)	(5,967)
Furniture and Equipment, net	$ 20,238	$ 11,993

Accrued Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of components of accrued expenses
Accrued Salaries and related expenses	$ 47,519	$ 125,801
Accrued Income Tax	1,600	2,400
Accrued Professional Fees	30,553	10,158
Total Accrued Liabilities	$ 79,672	$ 138,359

Settlement Payable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of settlement payable
Total settlement payable, as of December 31, 2012	$ 150,000
Current portion of legal settlement payable	75,000	75,000
Long-term portion of legal settlement payable	$ 75,000	$ 150,000

Settlement Payable (Details 1) (USD $)	Dec. 31, 2012
Maturities schedule of the settlement payable
2013	$ 75,000
2014	75,000
Total settlement payable, as of December 31, 2012	$ 150,000

Settlement Payable (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Dec. 15, 2011	Dec. 31, 2012	Nov. 30, 2011
Legal Settlement Payable (Textual)
Amount settled in legal disputes			$ 275,000
Cash paid to settle legal dispute	50,000
Periodic payment of remainder amount under legal settlements through December 7, 2014		$ 6,250

Provision for Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State	800	800
Deferred:
Federal	(477,000)	(221,000)
State	(136,000)	(94,000)
Deferred income tax expense (benefit), gross	(613,000)	(315,000)
Valuation allowance	613,000	315,000
Deferred income tax expense benefit net of valuation allowance
Income tax expense (benefit)	$ 800	$ 800

Provision for Income Taxes (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current deferred income tax assets:
Accrued officers salaries	$ 8,000	$ 48,000
Other	11,000	8,000
Less valuation allowance	(19,000)	(56,000)
Net current deferred tax assets
Non-current deferred income tax assets and liabilities:
Net operating loss carryforwards	1,398,000	628,000
Stock based compensation	20,000
Other	7,000
Accumulated depreciation of Property and equipment	(201,000)	(54,000)
Less valuation allowance	(1,224,000)	(574,000)
Net non-current deferred tax assets

Provision for Income Taxes (Details 2)	12 Months Ended
Dec. 31, 2012
Summary of reconciliation between the statutory income tax rate and the effective tax rate
Statutory federal income tax rate	(34.00%)
State taxes	(5.80%)
Stock based compensation	4.70%
Other	0.40%
Valuation reserve for income taxes	34.70%
Effective income tax rate from continuing operations

Provision for Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Provision for Income Tax (Textual)
Federal and state each net operating loss carry-forwards	$ 3,500,000
Expiration period description of federal and state net operating loss carry-forwards	2032 and 2022
Unrecognized tax benefits
Accrued interest and penalties related to uncertain tax positions

Stockholders' Equity (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock Subscription Receivable	Dec. 31, 2011 Series A Convertible Preferred Stock Subscription Receivable	Dec. 31, 2011 Series A Convertible Preferred Stock Subscription Receivable Warrant [Member]	Dec. 31, 2012 Condition 5 [Member]	Dec. 31, 2011 Condition 7 [Member]	Dec. 31, 2012 Placement Agent [Member] Warrant [Member]	Dec. 31, 2012 Private Placement [Member] Condition 1 [Member]	Dec. 31, 2012 Private Placement [Member] Condition 2 [Member]	Dec. 31, 2012 Private Placement [Member] Condition 3 [Member]	Mar. 31, 2012 Consulting Services [Member]	Mar. 20, 2012 Consulting Services [Member]	Dec. 31, 2012 Consulting Services [Member] Condition 4 [Member]	Dec. 31, 2012 Consulting Services [Member] Condition 6 [Member]
Stockholders' Equity (Textual)
Common stock shares issued, value	$ 53,733	$ 46,620					$ 4,000			$ 250,000	$ 772,000	$ 160,898			$ 314,810	$ 5,825
Common stock, shares issued	53,733,208	46,619,962					40,000			2,500,000	3,088,000	5,588,000			1,485,246	700,000
Share price										$ 0.1	$ 0.25
Number of warrants issued								125,000						200,000
Fair value of warrants			135,141					2,272	9,524					18,840
Preferred stock, shares authorized	50,000,000	50,000,000		18,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, dividend rate, percentage				8.00%
Preferred stock, dividend				$ 0
Preferred stock, liquidation preference per share				$ 0.5
Number of preferred stock units issued				26.75
Per unit price of preferred stock unit issued				$ 30,000
Preferred stock, shares issued				120,000
Warrants, Exercise price				$ 0.5									$ 0.25
Expiration duration of warrants				5 years
Value of preferred stock units issued				802,500
Series A convertible preferred stock subscriptions receivable	152,500			152,500
Common shares issuable through warrants			3,210,000			120,000			156,000
Preferred units, offering costs	$ 82,100

Net Loss Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (1,764,894)	$ (1,244,801)
Denominator:
Weighted Average of Common Shares	51,660,735	36,278,475
Basic and Diluted Net Loss per Share	$ (0.03)	$ (0.03)

Net Loss Per Share (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Loss Per Share (Textual)
Dilutive securities	$ 0	$ 0
Warrant [Member]
Net Loss Per Share (Textual)
Securities excluded from the calculation of diluted net loss per share as they were anti-dilutive	36,705,000	24,826,000
Stock Options [Member]
Net Loss Per Share (Textual)
Securities excluded from the calculation of diluted net loss per share as they were anti-dilutive	36,705,000	24,826,000

2010 Stock Option Plan (Details) (Stock Option [Member])	12 Months Ended
Dec. 31, 2012
Stock Option [Member]
Schedule of assumptions used in valuation of stock options
Risk-free interest rate	0.42%
Expected dividend yield	0.00%
Expected lives	3 years 6 months
Expected volatility	70.00%

2010 Stock Option Plan (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of the status of stock options issued by the Company
Number of Shares, Outstanding at the beginning of year	15,000,000
Number of Shares, Granted	2,100,000	15,000,000
Number of Shares, Exercised/Expired/Cancelled
Number of Shares, Outstanding at the end of period	17,100,000	15,000,000
Number of Shares, Exercisable at the end of year	7,800,000	1,500,000
Average Price, Outstanding at the beginning of period	$ 0.025
Average Price, Outstanding at the beginning of period		N/A
Average Price, Granted	$ 0.1	$ 0.025
Average Price, Exercised/Expired/Cancelled	N/A	N/A
Average Price, Outstanding at the end of period	$ 0.034	$ 0.025
Average Price, Shares available for future grant	$ 0.028	$ 0.025

2010 Stock Option Plan (Details 2) (Exercise price range [Member], USD $)	12 Months Ended
Dec. 31, 2012
Stock options outstanding by exercise price range
Options Outstanding	17,100,000
Weighted Average Remaining Contractual Life	7 years 3 months 27 days
Weighted Average Exercise Price	$ 0.034
Option Exercisable	7,800,000
Maximum [Member]
Stock options outstanding by exercise price range
Range of Exercise Prices	$ 0.1
Minimum [Member]
Stock options outstanding by exercise price range
Range of Exercise Prices	$ 0.025

2010 Stock Option Plan (Details Textual) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2012	Nov. 29, 2012 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]
2010 Stock Option Plan (Textual)
Expiration period of option granted							10 years	5 years
Common shares issuable through options					2,100,000
Exercise price					$ 0.1
Number of shares exercisable under agreement	7,800,000	1,500,000			300,000
Number of shares exercisable under agreement, description						150,000 shares every three months.
Option valued					$ 301,350
Stock based compensation	260,225	210,000			50,225
Vesting period of options			10 years
Common stock reserved for issuance under the Plan				15,000,000
Description of annual increase in number of share reserved for issuance	Amount equal to 15% of the outstanding fully-diluted shares of common stock of the Company.
Restriction on increase in shares reserved for issuance under the 2010 Stock Option	Increase can not be made until the fully-diluted shares of common stock outstanding exceeds 100,000,000 shares.
Total unrecognized compensation cost related to non-vested share-based compensation arrangements	$ 776,125
Weighted average period for recognition of cost	2 years 6 months 3 days

Stock Warrants (Details) (Warrant [Member])	12 Months Ended
Dec. 31, 2012
Assumptions used in the Black-Scholes option pricing model
Risk-free interest rate, Minimum	0.27%
Risk-free interest rate, Maximum	0.73%
Expected dividend yield	0.00%
Expected volatility	70.00%
Minimum [Member]
Assumptions used in the Black-Scholes option pricing model
Expected lives	2 years 6 months
Maximum [Member]
Assumptions used in the Black-Scholes option pricing model
Expected lives	3 years 4 months 6 days

Stock Warrants (Details Textual) (USD $)	12 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended						12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2012 Private Placement [Member] Warrants 1 [Member]	Dec. 31, 2012 Private Placement [Member] Warrants 2 [Member]	Dec. 31, 2012 Private Placement [Member] Warrant 3 [Member]	Mar. 31, 2012 Consulting Services [Member]	Dec. 31, 2012 Consulting Services [Member]	Mar. 20, 2012 Consulting Services [Member]	Mar. 20, 2012 Consulting Services [Member] Condition 1 [Member]	Mar. 20, 2012 Consulting Services [Member] Condition 2 [Member]	Mar. 20, 2012 Consulting Services [Member] Condition 3 [Member]	Nov. 30, 2012 Consulting services 2 [Member]	Dec. 31, 2012 Consulting services 2 [Member]	Nov. 01, 2012 Consulting services 2 [Member]	Nov. 01, 2012 Consulting services 2 [Member] Condition 1 [Member]	Nov. 01, 2012 Consulting services 2 [Member] Condition 2 [Member]	Nov. 01, 2012 Consulting services 2 [Member] Condition 3 [Member]	Nov. 01, 2012 Consulting services 2 [Member] Condition 4 [Member]	Dec. 31, 2012 Placement agency agreement [Member]	Dec. 31, 2012 Placement agency agreement [Member] Minimum [Member]	Dec. 31, 2012 Placement agency agreement [Member] Maximum [Member]	Oct. 15, 2012 Software development agreement [Member]	Dec. 31, 2012 Software development agreement [Member]	Oct. 15, 2012 Software development agreement [Member] Condition 1 [Member]	Oct. 15, 2012 Software development agreement [Member] Condition 2 [Member]
Stock Warrants (Textual)
Number of warrants issued							2,500,000	3,210,000	3,088,000			200,000						500,000					156,000			125,000
Fair value of warrants						$ 135,141	$ 46,000	$ 135,141	$ 114,898			$ 18,840						$ 44,200					$ 9,524			$ 9,738
Capitalized software development cost																											2,272
Exercise price				$ 0.1	$ 0.75		$ 0.25	$ 0.5	$ 0.75	$ 0.25						$ 0.25								$ 0.25	$ 0.5	$ 0.3
Term of warrants	5 years						5 years	5 years	5 years														5 years
Value of warrants to be vested expensed during the year											$ 2,878						$ 2,947
Number of warrants cashless exercise feature and vest													25,000	100,000	75,000				50,000	50,000	100,000	300,000						70,000	55,000
Description of warrants cashless exercise feature and vest										The warrant has a cashless exercise feature and vest as follows: (a) 25,000 shares after six months after the date of the agreement, (b) 100,000 shares after twelve months after the date of the agreement, and (c) 75,000 shares eighteen months after the date of the agreement.						The warrant has a cashless exercise feature and vests as follows: (a) 50,000 shares three months after the date of the agreement, (b) 50,000 shares six months after the date of the agreement, (c) 100,000 shares nine months after the date of the agreement, and (d) 300,000 shares twelve months after the date of the agreement.										The warrant has a cashless exercise feature and vests as follows: (a) 70,000 shares six months after the date of the agreement, and (b) 55,000 shares twelve months after the date of the agreement.
Number of warrants outstanding	17,100,000	15,000,000				19,605,000

Employment Agreements (Details) (USD $)	Dec. 31, 2012
Summary of the Company's minimum obligations under employment agreements
2013	$ 360,000
2014	360,000
2015	360,000
2016	75,000
Total	$ 1,155,000

Employment Agreements (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2010 Bill Glaser [Member]	Aug. 31, 2010 Bill Glaser [Member] Plan [Member]	Dec. 31, 2012 Bill Glaser [Member] Plan [Member]	Aug. 03, 2010 Bill Glaser [Member] Plan [Member]	Aug. 31, 2010 Bill Glaser [Member] Condition 1 [Member]	Aug. 31, 2010 Bill Glaser [Member] Condition 2 [Member]	Sep. 30, 2010 Fred E. Tannous [Member]	Sep. 13, 2010 Fred E. Tannous [Member]	Sep. 30, 2010 Fred E. Tannous [Member] Plan [Member]	Dec. 31, 2010 Fred E. Tannous [Member] Plan [Member]	Sep. 13, 2010 Fred E. Tannous [Member] Plan [Member]	Sep. 30, 2010 Fred E. Tannous [Member] Condition 1 [Member]	Sep. 30, 2010 Fred E. Tannous [Member] Condition 2 [Member]
Employment Agreement (Textual)
Term of agreement			5 years						5 years
Agreement amended date			Mar 15, 2011						Mar 15, 2011
Annual salary			$ 180,000						$ 180,000
Description for increase in annual salary							Mr. Glaser's annual salary will increase to $250,000 in the event that either (i) OverNear raises an aggregate $5,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $5,000,000 in cumulative gross revenues.	The annual salary will increase to $360,000 in the event that either (i) OverNear raises an aggregate $10,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $10,000,000 in cumulative gross revenues.						Mr. Tannous' annual salary will increase to $250,000 in the event that either (i) OverNear raises an aggregate $5,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $5,000,000 in cumulative gross revenues.	The annual salary will increase to $360,000 in the event that either (i) OverNear raises an aggregate $10,000,000 in debt or equity financing after August 8, 2010 or (ii) OverNear recognizes $10,000,000 in cumulative gross revenues.
Increased annual salary							250,000	360,000						250,000	360,000
Amount raised in debt or equity financing							5,000,000	10,000,000						5,000,000	10,000,000
Date after which debt or equity financing raised							Aug 8, 2010	Aug 8, 2010						Aug 8, 2010	Aug 8, 2010
Cumulative gross revenues							5,000,000	10,000,000						5,000,000	10,000,000
Common stock shares issued, value	$ 53,733	$ 46,620								$ 50,000
Percentage of bonus received on EBITDA			5.00%						5.00%
Common stock purchased through exercise of options				5,000,000							10,000,000
Exercise price of options				$ 0.025							$ 0.025
Number of shares exercisable under agreement	7,800,000	1,500,000			2,500,000							1,000,000
Number of shares exercisable at the end of each subsequent period						500,000							1,000,000
Option expiration period after grant				10 years							10 years
Condition of termination			In the event of a change of control of OverNear prior to the one (1) month anniversary of Mr. Glaser's termination, Mr. Glaser will be due the greater of (i) the remainder of his annual salary during the Term or (ii) $250,000.						In the event of a change of control of OverNear prior to the one (1) month anniversary of Mr. Tannous' termination, Mr. Tannous will be due the greater of (i) the remainder of his annual salary during the Term or (ii) $250,000.
Condition of termination by company without Cause			Mr. Glaser will be paid the lesser of (i) the remainder of his annual salary during the Term or (ii) one (1) year's salary, and all stock options held by Mr. Glaser under the Plan will immediately vest in full and remain outstanding and exercisable until ten (10) years from the grant date.						Mr. Tannous will be paid the lesser of (i) the remainder of his annual salary during the Term or (ii) one (1) year's salary, and all stock options held by Mr. Tannous under the Plan will immediately vest in full and remain outstanding and exercisable until ten (10) years from the grant date.

Lease Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lease Commitments (Textual)
Lease agreement expiring date	Oct 31, 2013
Rent expense	$ 41,000	$ 3,000
Obligation under the lease	$ 19,800

Gain on Forgiveness of Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gain on forgiveness of debt (Textual)
Gain on forgiveness of debt	$ 10,847	$ 237,895

Subsequent Event (Details) (Subsequent Event [Member], USD $)	3 Months Ended
Mar. 31, 2013 Unit
Subsequent Event [Member]
Subsequent Events (Textual)
Per unit price of common stock and warrants	$ 25,000
Maximum proceeds from sale of units	$ 2,500,000
Unit description	Each unit consists of (1) 100,000 shares of common stock and, (2) warrants to purchase 100,000 shares of common stock.
Number of common stock consists in one unit	100,000
Common shares issuable through warrants	100,000
Exercise price of warrant	$ 0.5
Warrant expiry period	5 years
Number of units sold	12
Proceeds from sale of units	$ 300,000